Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income/(loss)	$ 21,780	$ (42,544)	$ (198,686)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	25,881	14,966	3,466
Amortization and write off of deferred financing fees	5,072	4,218	736
Amortization of fair value of acquired time charters	0	684	4,346
Impairment loss and (gain)/loss from sale of vessels and vessel owning companies and other	(9,623)	(4,125)	106,343
Impairment on goodwill	0	0	7,002
Losses of affiliated company	0	0	41,454
Loss on Private Placement	0	7,600	0
Amortization of stock based compensation	691	1,728	3,580
Gain on debt restructuring	0	0	(8,652)
Change in fair value of derivatives	0	0	(2,193)
Write off expenses regarding spin off	470	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	(537)	(6,998)	2,531
Due from related parties	(10,950)	(10,240)	10,875
Other current and non-current assets	(1,112)	(7,700)	3,002
Accounts payable and other current and non-current liabilities	619	4,046	(1,434)
Accrued liabilities	(1,566)	1,049	(206)
Due to related parties	789	(961)	2,598
Deferred revenue	43	258	(118)
Net Cash Provided by/(Used in) Operating Activities	31,557	(38,019)	(25,356)
Cash Flows from Investing Activities:
Advance for fixed asset purchase	0	(44,869)	0
Investment in affiliates	0	0	49,911
Investment in debt securities	(5,000)	0	0
Prepaid vessels' improvements	(4,088)	0	0
Fixed assets additions	(161,503)	(653,344)	0
Net proceeds from sale of vessels and vessel owning companies	348,241	8,221	5,141
Net Cash Provided by/(Used in) Investing Activities	177,650	(689,992)	55,052
Cash Flows from Financing Activities:
Proceeds from long-term debt	250,109	150,000	28,000
Principal payments and prepayments of long-term debt	(238,653)	(18,780)	(119,758)
Net proceeds from stock issuance	0	568,883	123,810
Repurchase of common stock	(85,096)	0	0
Dividends and distribution paid	(6,231)	(10,001)	0
Payment of financing costs, net	(2,681)	(8,639)	0
Net Cash Provided by/(Used in) Financing Activities	(82,552)	681,463	32,052
Net increase / (decrease) in cash and cash equivalents and restricted cash	126,655	(46,548)	61,748
Cash and cash equivalents and restricted cash at beginning of year	30,226	76,774	15,026
Cash and cash equivalents and restricted cash at end of year	156,881	30,226	76,774
Cash paid during the year for:
Interest, net of amount capitalized	15,815	13,225	5,516
Income taxes	45	125	58
Non cash investing activities:
Fixed Assets additions (Note 4)	(60,848)	(50,340)
Investment in affiliates (Notes 10, 13)		(34,000)
Non cash financing activities:
Repayment of long-term debt (Notes 4, 11)			151,510
Exchange of Preferred Stock into loan (Notes 4, 14)			8,750
Interest write off due to the long-term debt restructuring			2,111
Preferred Shares forfeiture with common stock issuance (Notes 4, 14)		(8,750)
Stockholders' Contribution upon preferred shares forfeiture (Note 14)		2,805
Common stock issuance (Notes 4, 14)		173,704
Repurchase of common stock (Notes 14)	(282)
Loan drawdown and loans assumed for vessels additions (Note 4)	59,262	79,000
Finance lease liability (Notes 4, 12)	71,625
Capital contribution for common control transaction (Notes 6,7)	$ 1,581
Capital distribution for common control transaction (Notes 6,7)		(28,560)
Preferred stock
Non cash financing activities:
Conversion of loan into Stock (Notes 4, 14)			$ (8,750)
Common Stock
Non cash financing activities:
Conversion of loan into Stock (Notes 4, 14)		$ (126,159)